Shareholders' equity and share-based payments - Earnings per share (Details)	12 Months Ended
	Dec. 31, 2017 € / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 € / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 shares
Earnings per share in euros
Earnings per share (in dollars or Euros per share) | (per share)	€ 2.97	$ 3.36	€ 2.28	$ 2.52	$ 2.17
Fully-diluted earnings per share (in dollars or Euros per share) | (per share)	€ 2.96	$ 3.34	€ 2.27	$ 2.51	$ 2.16
Common shares
Variation of weighted-average number of shares and weighted-average number of diluted shares
Number of shares			2,430,365,862	2,430,365,862	2,440,057,883	2,385,267,525
Number of shares issued during the year (pro rated)
Exercise of TOTAL share subscription options	1,198,036	1,198,036	538,621	538,621	662,351
TOTAL performance shares	1,105,796	1,105,796	1,524,172	1,524,172	103,131
Capital increase reserved for employees	6,354,793	6,354,793			6,986,273
Capital increase within stock dividend	53,365,971	53,365,971	51,029,237	51,029,237	13,343,379
Buyback of treasury shares			4,180,470	4,180,470
Cancellation of treasury shares			(4,180,470)	(4,180,470)
TOTAL shares held by TOTAL S.A. or by its subsidiaries and deducted from shareholders' equity	(10,587,822)	(10,587,822)	(113,967,758)	(113,967,758)	(111,324,719)
Weighted-average number of shares	2,481,802,636	2,481,802,636	2,379,182,155	2,379,182,155	2,295,037,940
Dilutive effect
TOTAL share subscription and purchase options	727,864	727,864	630,474	630,474	1,168,644
TOTAL performance shares	10,238,411	10,238,411	9,058,264	9,058,264	7,647,690
Capital increase reserved for employees	1,987,502	1,987,502	843,043	843,043	581,268
Weighted-average number of diluted shares	2,494,756,413	2,494,756,413	2,389,713,936	2,389,713,936	2,304,435,542